Revenue - Revenue from Product Sales (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
License fees		$ 473,039
Research and development services	$ 5,593	876,619
Milestone payments	2,538,698	3,184,988
Government grants	369,200	830,408
Other Revenues	18,440
Total Revenue	$ 2,931,931	$ 5,365,054